Post-retirement and other defined benefit schemes - Pensions (Details) £ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Oct. 31, 2016 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£) plan	Dec. 31, 2022 USD ($) employee plan country	Dec. 31, 2017 GBP (£) installment	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 employee
Post-retirement benefits
Number of countries in which entity is operating benefit plans | country					28
Number of employees | employee					83,500		83,100	76,100
Number of defined benefit plans in surplus positions					3
Number of defined benefit plans close to full funding and therefore surplus positions					3
Number of defined benefit plans in surplus positions where surplus is expected to be repaid or returned					5
Plan liabilities					$ 8,108,000,000		$ 13,018,000,000
Market value of plan assets					$ 7,030,000,000		10,564,000,000
Minimum
Post-retirement benefits
Number of benefit plans operated by entity | plan					50
UK defined benefit plans
Post-retirement benefits
Plan liabilities					$ 4,801,000,000		7,941,000,000
UK defined benefit plans | Forecast
Post-retirement benefits
Further contribution					20,000,000
Rest of Group defined benefit plans
Post-retirement benefits
Plan liabilities					973,000,000		1,300,000,000
Rest of Group defined benefit plans | US
Post-retirement benefits
Plan liabilities					1,022,000,000		1,404,000,000
Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Plan liabilities					$ 1,312,000,000		2,373,000,000
Pension schemes
Post-retirement benefits
Plan liabilities							13,018,000,000
Market value of plan assets							$ 10,564,000,000
Pension schemes | UK, US and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total					88.00%
Net defined benefit obligations as a percentage of total					56.00%
Number of main defined benefit pension obligation countries | plan				3	3
Pension schemes | UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total					59.00%
Inflation assumption (as a percent)					3.20%		3.30%
Pension increases assumption (as a percent)					3.10%		3.10%
Plan liabilities					$ 4,801,000,000		$ 7,941,000,000
Market value of plan assets					$ 4,573,000,000		$ 7,333,000,000
Refund adjustments required in respect of governing documentation | £				£ 0
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)					2.50%		2.20%
Salary increases assumption (as a percent)					4.00%		3.70%
Pension increases assumption (as a percent)					2.50%		2.20%
Plan liabilities					$ 973,000,000		$ 1,300,000,000
Market value of plan assets					503,000,000		584,000,000
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Plan liabilities					1,022,000,000		1,404,000,000
Market value of plan assets					$ 1,008,000,000		$ 1,413,000,000
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)					1.90%		2.30%
Salary increases assumption (as a percent)					3.40%		3.80%
Pension increases assumption (as a percent)					1.90%		2.30%
Plan liabilities					$ 1,312,000,000		$ 2,373,000,000
Market value of plan assets					$ 946,000,000		$ 1,234,000,000
UK defined benefit pension | UK defined benefit plans
Post-retirement benefits
Deficit recovery contribution	$ 39,000,000
Contribution	$ 30,000,000
Letter of credit for additional deficit recovery contribution payment | £						£ 126
Number of equal instalments | installment						5
UK defined benefit pension | UK defined benefit plans | Maximum
Post-retirement benefits
Guaranteed amount related to long-term funding agreement with Trustee | £		£ 350
UK defined benefit pension | UK defined benefit plans | Minimum
Post-retirement benefits
Number of employees | employee					452
UK defined benefit pension | UK defined benefit plans | Due within one year
Post-retirement benefits
Further contribution					$ 39,000,000
US defined benefit pension | Rest of Group defined benefit plans | US
Post-retirement benefits
Total defined benefit obligations as a percentage of total					13.00%
Plan liabilities					$ 907,000,000
Market value of plan assets					835,000,000
Additional contributions required					$ 0
Sweden defined benefit pension | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Total defined benefit obligations as a percentage of total					16.00%
Plan liabilities					$ 1,312,000,000
Market value of plan assets					946,000,000
Benefits paid during the year					$ 44,000,000
Three main country defined benefit plans | UK, US and Sweden | Due within one year
Post-retirement benefits
Further contribution			$ 55,000,000